Additional disclosures - Parent-Only Income Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 361	€ 264
Interest expense	(11,033)	(9,973)
Non-interest income	855	813
Non-interest expense	(1,136)	(979)
Operating profit / (loss) before tax	6,531	6,899
Tax expense or income from continuing operations	(2,449)	(2,378)
Net income	4,082	4,521
Banco Santander S.A. | Reportable Legal Entities [Member]
Condensed Income Statements, Captions [Line Items]
Interest income	4,148	2,836
Dividend income	1,735	1,447
Interest and dividends from affiliates	5,883	4,283
Interest expense	(2,113)	(1,586)
Interest income/(Charges)	3,770	2,697
Provision for credit losses	(544)	(209)
Interest income/ (Charges) after provision for credit losses	3,226	2,488
Non-interest income	1,805	1,708
Non-interest expense	(4,633)	(2,937)
Operating profit / (loss) before tax	398	1,259
Tax expense or income from continuing operations	145	36
Net income	543	1,295
Banco Santander S.A. | Reportable Legal Entities [Member] | Bank Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Dividend income	1,355	957
Banco Santander S.A. | Reportable Legal Entities [Member] | Non-Bank Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 381	€ 490